Share Capital (Details) - Schedule of Stock Option Activities and Related Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activities and Related Information [Abstract]
Number of options, Outstanding at beginning	22,267,758	18,323,222
Weighted average exercise price, Outstanding at beginning	$ 0.11	$ 0.12
Number of options, Outstanding at ending	23,834,747	22,267,758
Weighted average exercise price, Outstanding at ending	$ 0.09	$ 0.11
Weighted average remaining contractual life (years), Outstanding at ending	4 years 5 months 19 days	4 years 7 months 28 days
Aggregate intrinsic-value, Outstanding at ending
Number of options, Exercisable	15,521,065	15,999,078
Weighted average exercise price, Exercisable	$ 0.09	$ 0.12
Weighted average remaining contractual life (years), Exercisable	3 years 6 months 10 days	4 years
Aggregate intrinsic-value, Exercisable
Number of options, Granted	5,799,322	6,600,000
Weighted average exercise price, Granted	$ 0.07	$ 0.07
Number of options, Options forfeited	(4,232,333)	(2,655,464)
Weighted average exercise price, Options forfeited	$ 0.14	$ 0.1